UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 2.4%
Precision Castparts Corp.,	3,600	589,248
United Technologies Corp.,	21,500	1,684,525
		2,273,773
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.,	13,750	946,550
Auto Components – 1.3%
BorgWarner, Inc., (a)	16,400	1,223,932
Biotechnology – 2.9%
Biogen Idec, Inc., (a)	11,400	1,344,288
Celgene Corp., (a)	19,400	1,410,380
		2,754,668
Capital Markets – 2.2%
Franklin Resources, Inc.,	12,800	1,358,080
TD Ameritrade Holding Corp.,	43,600	702,396
		2,060,476
Chemicals – 3.7%
Ecolab, Inc.,	22,400	1,353,856
Monsanto Co.,	26,400	2,166,120
		3,519,976
Communications Equipment – 3.5%
QUALCOMM, Inc.,	55,500	3,264,510
Computers & Peripherals – 9.3%
Apple, Inc., (a)	10,955	5,000,738
EMC Corp., (a)	101,400	2,612,064
NetApp, Inc., (a)	28,400	1,071,816
		8,684,618
Construction & Engineering – 1.4%
Fluor Corp.,	23,900	1,344,136
Diversified Financial Services – 2.6%
IntercontinentalExchange, Inc., (a)	9,200	1,053,216
JPMorgan Chase & Co.,	36,500	1,361,450
		2,414,666
Energy Equipment & Services – 3.6%
FMC Technologies, Inc., (a)	35,900	1,834,849
Schlumberger Ltd.,	20,800	1,563,536
		3,398,385
Food & Staples Retailing – 1.1%
Costco Wholesale Corp.,	12,700	1,044,829
Food Products – 0.9%
General Mills, Inc.,	21,500	856,345
Health Care Equipment & Supplies – 3.4%
Edwards Lifesciences Corp., (a)	16,500	1,364,055
Intuitive Surgical, Inc., (a)	2,200	1,011,802
Varian Medical Systems, Inc., (a)	12,700	836,549
		3,212,406
Health Care Providers & Services – 4.5%
Express Scripts, Inc., (a)	27,750	1,419,690
UnitedHealth Group, Inc.,	54,000	2,796,660
		4,216,350
Health Care Technology – 0.8%
Cerner Corp., (a)	12,300	748,947
Hotels, Restaurants & Leisure – 4.7%
Las Vegas Sands Corp., (a)	38,800	1,905,468
Starbucks Corp.,	29,400	1,409,142
Yum! Brands, Inc.,	16,900	1,070,277
		4,384,887
Internet & Catalog Retail – 4.5%
Amazon.com, Inc., (a)	8,550	1,662,462
Priceline.com, Inc., (a)	4,770	2,525,620
		4,188,082
Internet Software & Services – 5.9%
Baidu, Inc. ADR, (a)	13,625	1,737,460
Google, Inc., Class A (a)	3,760	2,181,213
LinkedIn Corp., Class A (a)	7,500	541,125
VeriSign, Inc.,	30,100	1,115,506
		5,575,304
IT Services – 6.0%

Cognizant Technology Solutions Corp., (a)	35,800	2,568,650
Visa, Inc., Class A	30,100	3,029,264
		5,597,914
Machinery – 7.0%
Caterpillar, Inc.,	11,000	1,200,320
Danaher Corp.,	57,200	3,003,572
Deere & Co.,	15,200	1,309,480
Illinois Tool Works, Inc.,	19,200	1,018,176
		6,531,548
Metals & Mining – 0.9%
Cliffs Natural Resources, Inc.,	12,300	888,675
Oil, Gas & Consumable Fuels – 4.1%
Concho Resources, Inc., (a)	17,900	1,909,214
Occidental Petroleum Corp.,	19,800	1,975,446
		3,884,660
Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A	16,800	973,224
Pharmaceuticals – 2.0%
Perrigo Co.,	5,900	564,040
Shire plc ADR,	12,900	1,283,808
		1,847,848
Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.,	31,100	1,975,161
Road & Rail – 3.8%
Union Pacific Corp.,	31,100	3,555,041
Semiconductors & Semiconductor Equipment – 0.8%
Altera Corp.,	19,300	767,947
Software – 7.4%
Citrix Systems, Inc., (a)	13,700	893,377
Intuit, Inc.,	19,400	1,094,936
Microsoft Corp.,	44,900	1,325,897
Oracle Corp.,	72,500	2,044,500

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Software, continued
Salesforce.com, Inc., (a)	13,900	1,623,520
		6,982,230
Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	18,400	845,296
O’Reilly Automotive, Inc., (a)	11,200	912,912
		1,758,208
Textiles, Apparel & Luxury Goods – 2.1%
Coach, Inc.,	7,300	511,365
Ralph Lauren Corp.,	9,500	1,444,000
		1,955,365

TOTAL COMMON STOCKS (COST $73,859,282)		92,830,661
Investment Company – 0.9%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (b)	826,355	826,355

TOTAL INVESTMENT COMPANY (COST $826,355)		826,355
TOTAL INVESTMENT SECURITIES (COST $74,868,320) — 99.8%		93,657,016

Percentages indicated are based on net assets of $93,881,911.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 95.8%
Aerospace & Defense – 3.7%
BE Aerospace, Inc. (a)	75,900	3,202,980
TransDigm Group, Inc. (a)	22,150	2,315,340
		5,518,320
Auto Components – 0.8%
The Goodyear Tire & Rubber Co. (a)	90,500	1,176,500
Capital Markets – 1.0%
Lazard Ltd., Class A	52,120	1,496,886
Chemicals – 4.3%
Celanese Corp., Series A	57,650	2,808,131
Westlake Chemical Corp.	61,975	3,622,439
		6,430,570
Commercial Banks – 2.9%
Comerica, Inc.	91,770	2,539,276
First Horizon National Corp.	1	9
First Republic Bank (a)	57,740	1,731,045
		4,270,330
Commercial Services & Supplies – 1.6%
Waste Connections, Inc.	72,235	2,333,913
Communications Equipment – 2.2%
JDS Uniphase Corp. (a)	58,270	739,446
Polycom, Inc. (a)	124,430	2,482,379
		3,221,825
Containers & Packaging – 3.8%
Crown Holdings, Inc. (a)	78,910	2,846,284
Packaging Corp. of America	98,700	2,777,418
		5,623,702
Diversified Consumer Services – 0.5%
DeVry, Inc.	21,570	814,483
Diversified Financial Services – 1.1%
MSCI, Inc., Class A (a)	52,120	1,698,070
Electrical Equipment – 2.5%
Hubbell, Inc., Class B	52,360	3,767,826
Energy Equipment & Services – 2.6%
Ensco International plc ADR	36,240	1,907,674
Rowan Cos., Inc. (a)	59,530	2,024,615
		3,932,289
Food Products – 3.3%
Ralcorp Holdings, Inc. (a)	56,840	4,970,658
Health Care Equipment & Supplies – 6.1%
DENTSPLY International, Inc.	100,490	3,792,492
Hill-Rom Holdings, Inc.	68,890	2,274,059
IDEXX Laboratories, Inc. (a)	35,910	3,037,627
		9,104,178
Health Care Providers & Services – 1.6%
Coventry Health Care, Inc. (a)	76,950	2,313,887
Insurance – 1.7%
Everest Re Group Ltd.	29,070	2,482,578
IT Services – 4.9%
Alliance Data Systems Corp. (a)	32,740	3,627,592
FleetCor Technologies, Inc. (a)	64,900	2,205,951
Syntel, Inc.	30,210	1,417,453
		7,250,996
Life Sciences Tools & Services – 2.5%
Mettler-Toledo International, Inc. (a)	20,930	3,673,215
Machinery – 6.6%
Crane Co.	58,904	2,827,392
Gardner Denver, Inc.	19,540	1,457,684
IDEX Corp.	61,480	2,491,169
The Timken Co.	61,690	3,012,323
		9,788,568
Oil, Gas & Consumable Fuels – 7.0%
Alpha Natural Resources, Inc. (a)	85,562	1,721,507
Denbury Resources, Inc. (a)	198,670	3,746,916
Tesoro Corp. (a)	199,020	4,981,471
		10,449,894
Pharmaceuticals – 2.3%
Elan Corp. plc ADR (a)	255,620	3,478,988
Professional Services – 2.0%
IHS, Inc., Class A (a)	32,490	2,907,205
Real Estate Management & Development – 0.9%
Jones Lang LaSalle, Inc.	16,770	1,320,805
Road & Rail – 6.0%
Hertz Global Holdings, Inc. (a)	314,980	4,283,728
Landstar System, Inc.	68,400	3,498,660
Ryder System, Inc.	19,140	1,077,199
		8,859,587
Semiconductors & Semiconductor Equipment – 5.8%
LSI Corp. (a)	158,980	1,203,479
NXP Semiconductors N.V. (a)	64,950	1,378,888
ON Semiconductor Corp. (a)	225,730	1,963,851
Skyworks Solutions, Inc. (a)	87,620	1,890,840
Teradyne, Inc. (a)	136,970	2,239,459
		8,676,517
Software – 4.5%
Informatica Corp. (a)	70,360	2,976,228
Nuance Communications, Inc. (a)	127,770	3,644,000
		6,620,228
Specialty Retail – 9.0%
Foot Locker, Inc.	187,130	4,910,291
O’Reilly Automotive, Inc. (a)	35,300	2,877,303
Signet Jewelers Ltd.	56,430	2,572,080
Williams-Sonoma, Inc.	82,980	2,975,663
		13,335,337
Textiles, Apparel & Luxury Goods – 0.1%
Michael Kors Holdings Ltd. (a)	5,940	183,843
Trading Companies & Distributors – 3.4%
United Rentals, Inc. (a)	67,100	2,565,904

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Trading Companies & Distributors, continued
WESCO International, Inc. (a)	39,700	2,496,336
		5,062,240
Wireless Telecommunication Services – 1.1%
NII Holdings, Inc. (a)	79,900	1,606,789

TOTAL COMMON STOCKS (COST $119,729,555)		142,370,227
Investment Company – 5.3%
Northern Institutional Government Select Portfolio, Institutional Shares, 0.01% (b)	7,937,977	7,937,977

TOTAL INVESTMENT COMPANY (COST $7,937,977)		7,937,977
TOTAL INVESTMENTS SECURITIES (COST $129,902,563) — 101.1%		150,308,204

Percentages indicated are based on net assets of $148,627,240.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2012

1. Organization:

     The HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolios Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio)	Growth Portfolio
HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio)	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes HSBC Advisor Funds Trust and HSBC Funds (formerly, HSBC Investor Funds) (collectively the “Trusts”). Schedules of Portfolio Investments (“Schedules”) for all other funds of the Trusts are published separately.

     Under the Portfolios Trust’s organizational documents, the Portfolios Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

     Investment transactions are accounted for not later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

• Level 1: quoted prices in active markets for identical assets

• Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3: significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees.

     The following is a summary of the valuation inputs used as of January 31, 2012 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Growth Portfolio
Investment Securities:
Common Stocks (a)	$92,830,661	$-	$-	$92,830,661
Investment Company	826,355	-	-	826,355
Total Investment Securities	$93,657,016	$-	$-	$93,657,016

Opportunity Portfolio
Investment Securities:
Common Stocks (a)	$142,370,227	$-	$-	$142,370,227
Investment Company	7,937,977	-	-	7,937,977
Total Investment Securities	$150,308,204	$-	$-	$150,308,204

(a)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

     The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of January 31, 2012 from the valuation levels used on October 31, 2011. For the period ended January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will have no effect on the net assets of the Portfolios. At this time, management is evaluating the impact of ASU 2011-04 on the financial statement disclosures.

4. Federal Income Tax Information:

     At January 31, 2012, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)*
Growth Portfolio	$71,595,864	$22,871,472	$(810,320)	$22,061,152
Opportunity Portfolio	131,895,160	25,982,611	(7,569,567)	18,413,044

* The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	March 23, 2012